TIAA-CREF U.S. EQUITY FUNDS

TIAA-CREF EQUITY INDEX FUNDS

TIAA-CREF INTERNATIONAL & GLOBAL FUNDS

(series of the TIAA-CREF FUNDS)

SUPPLEMENT NO. 3
dated August 1, 2016, to the Statutory Prospectuses dated March 1, 2016 (with respect to the U.S. Equity Funds and International & Global Funds), as supplemented through May 18, 2016

SUPPLEMENT NO. 2
dated August 1, 2016, to the Statutory Prospectus dated March 1, 2016 (with respect to the Equity Index Funds), as supplemented through May 1, 2016

Account minimums

Effective immediately, the following two sentences are hereby added to the end of the “Institutional Class shares” bullet point in the sub-section entitled “Account Minimums” of the sub-section entitled “Share class eligibility” of the section entitled “Your account: purchasing, redeeming or exchanging shares” of the Funds’ Prospectuses:

Financial Intermediary Accounts where neither the investor nor the intermediary will receive, from the Funds or their affiliates, any commission payments, account servicing fees, recordkeeping fees, 12b-1 fees, sub-transfer agency fees, so-called “finder’s fees,” administration fees or similar fees with respect to Institutional Class shares are not subject to initial purchase or subsequent investment minimums. Employee benefit plans, fee-based managed account programs (“wrap accounts”), state sponsored 529 college savings plans, collective trust funds, investment companies or other pooled investment vehicles, thrifts, bank and trust companies that have entered into agreements to offer Institutional Class shares held in omnibus accounts on the books of the Funds are also exempt from initial and subsequent investment minimums.

Global definitional change

Effective immediately, the capitalized term “Benefit Plan Accounts,” as used throughout the Funds’ Prospectuses, is hereby globally replaced in its entirety throughout such Prospectuses with the capitalized term “Employee Benefit Plans.”

A15511 (8/16)

TIAA-CREF LIFECYCLE FUNDS

(series of the TIAA-CREF FUNDS)

SUPPLEMENT NO. 4
dated August 1, 2016
to the Statutory Prospectuses
dated October 1, 2015 and December 4, 2015,
as supplemented through June 1, 2016

Effective immediately, the following information should be included as part of the Prospectuses:

Exposure to direct real estate

Each Lifecycle Fund may gain exposure to real estate by allocating a portion of its assets to investment vehicles managed by Teachers Advisors, Inc. that will primarily invest directly in real estate in accordance with exemptive relief received from the Securities and Exchange Commission. This allocation will comprise a new market sector: Direct Real Estate. Market sector names are intended to describe the primary type of investment of the Underlying Funds in their respective market sectors.

With the addition of the Direct Real Estate market sector, below are the current target market sector allocations for each Fund, as well as an updated investment glidepath for the Funds.

The Lifecycle Retirement Income Fund’s current target market sector allocations for June 30, 2017, which may change, are approximately as follows: U.S. Equity: 26.25%; International Equity: 11.25%; Fixed-Income: 40.00%; Short-Term Fixed-Income: 10.00%; Inflation-Protected Assets: 10.00%; and Direct Real Estate: 2.50%.

The Lifecycle 2010 Fund’s current target market sector allocations for June 30, 2017, which will change over time, are approximately as follows: U.S. Equity: 28.35%; International Equity: 12.15%; Fixed-Income: 39.40%; Short-Term Fixed-Income: 8.80%; Inflation-Protected Assets: 8.80%; and Direct Real Estate: 2.50%.

1

The Lifecycle 2015 Fund’s current target market sector allocations for June 30, 2017, which will change over time, are approximately as follows: U.S. Equity: 31.85%; International Equity: 13.65%; Fixed-Income: 38.40%; Short-Term Fixed-Income: 6.80%; Inflation-Protected Assets: 6.80%; and Direct Real Estate: 2.50%.

The Lifecycle 2020 Fund’s current target market sector allocations for June 30, 2017, which will change over time, are approximately as follows: U.S. Equity: 36.82%; International Equity: 15.78%; Fixed-Income: 35.30%; Short-Term Fixed-Income: 4.80%; Inflation-Protected Assets: 4.80%; and Direct Real Estate: 2.50%.

The Lifecycle 2025 Fund’s current target market sector allocations for June 30, 2017, which will change over time, are approximately as follows: U.S. Equity: 42.77%; International Equity: 18.33%; Fixed-Income: 30.80%; Short-Term Fixed-Income: 2.80%; Inflation-Protected Assets: 2.80%; and Direct Real Estate: 2.50%.

The Lifecycle 2030 Fund’s current target market sector allocations for June 30, 2017, which will change over time, are approximately as follows: U.S. Equity: 48.72%; International Equity: 20.88%; Fixed-Income: 26.30%; Short-Term Fixed-Income: 0.80%; Inflation-Protected Assets: 0.80%; and Direct Real Estate: 2.50%.

The Lifecycle 2035 Fund’s current target market sector allocations for June 30, 2017, which will change over time, are approximately as follows: U.S. Equity: 54.67%; International Equity: 23.43%; Fixed-Income: 19.40%; Short-Term Fixed-Income: 0.00%; Inflation-Protected Assets: 0.00%; and Direct Real Estate: 2.50%.

The Lifecycle 2040 Fund’s current target market sector allocations for June 30, 2017, which will change over time, are approximately as follows: U.S. Equity: 60.62%; International Equity: 25.98%; Fixed-Income: 10.90%; Short-Term Fixed-Income: 0.00%; Inflation-Protected Assets: 0.00%; and Direct Real Estate: 2.50%.

The Lifecycle 2045 Fund’s current target market sector allocations for June 30, 2017, which will change over time, are approximately as follows: U.S. Equity: 63.53%; International Equity: 27.22%; Fixed-Income: 6.75%; Short-Term Fixed-Income: 0.00%; Inflation-Protected Assets: 0.00%; and Direct Real Estate: 2.50%.

The Lifecycle 2050 Fund’s current target market sector allocations for June 30, 2017, which will change over time, are approximately as follows: U.S. Equity: 64.40%; International Equity: 27.60%; Fixed-Income: 5.50%; Short-Term Fixed-Income: 0.00%; Inflation-Protected Assets: 0.00%; and Direct Real Estate: 2.50%.

2

The Lifecycle 2055 Fund’s current target market sector allocations for June 30, 2017, which will change over time, are approximately as follows: U.S. Equity: 65.28%; International Equity: 27.97%; Fixed-Income: 4.25%; Short-Term Fixed-Income: 0.00%; Inflation-Protected Assets: 0.00%; and Direct Real Estate: 2.50%.

The Lifecycle 2060 Fund’s current target market sector allocations for June 30, 2017, which will change over time, are approximately as follows: U.S. Equity: 66.15%; International Equity: 28.35%; Fixed-Income: 3.00%; Short-Term Fixed-Income: 0.00%; Inflation-Protected Assets: 0.00%; and Direct Real Estate: 2.50%.

Account minimums

Effective immediately, the following two sentences are hereby added to the end of the “Institutional Class shares” bullet point in the sub-section entitled “Account Minimums” of the sub-section entitled “Share class eligibility” of the section entitled “Your account: purchasing, redeeming or exchanging shares” of the Funds’ Prospectus dated October 1, 2015, as supplemented:

Financial Intermediary Accounts where neither the investor nor the intermediary will receive, from the Funds or their affiliates, any commission payments, account servicing fees, recordkeeping fees, 12b-1 fees, sub-transfer agency fees, so-called “finder’s fees,” administration fees or similar fees with respect to Institutional Class shares are not subject to initial purchase or subsequent investment minimums. Employee benefit plans, fee-based managed account programs (“wrap accounts”), state sponsored 529 college savings plans, collective trust funds, investment companies or other pooled investment vehicles, thrifts, bank and trust companies that have entered into agreements to offer Institutional Class shares held in omnibus accounts on the books of the Funds are also exempt from initial and subsequent investment minimums.

3

Global definitional change

Effective immediately, the capitalized terms “Benefit Plan Accounts” (with respect to the Advisor Class shares) and “Benefit Plans” (with respect to all other share classes), as used throughout the Funds’ Prospectuses, are hereby globally replaced in their entirety throughout such Prospectuses with the capitalized term “Employee Benefit Plans.”

A15513 (8/16)

4

TIAA-CREF LIFECYCLE INDEX FUNDS TIAA-CREF MANAGED ALLOCATION FUND TIAA-CREF LIFESTYLE FUNDS (series of the TIAA-CREF FUNDS)

SUPPLEMENT NO. 4
dated August 1, 2016, to the Statutory Prospectuses dated October 1, 2015 (with respect to the Lifecycle Index Funds) and December 4, 2015 (with respect to the Advisor Class of each Fund except the Managed Allocation Fund and Lifestyle Funds), as supplemented through June 1, 2016

SUPPLEMENT NO. 2
dated August 1, 2016, to the Statutory Prospectuses dated October 1, 2015 (with respect to the Lifestyle Funds and the Managed Allocation Fund) and December 4, 2015 (with respect to the Advisor Class of the Lifestyle Funds), as supplemented through June 1, 2016

Account minimums

Effective immediately, the following two sentences are hereby added to the end of the “Institutional Class shares” bullet point in the sub-section entitled “Account Minimums” of the sub-section entitled “Share class eligibility” of the section entitled “Your account: purchasing, redeeming or exchanging shares” of the Funds’ Prospectuses (except the Managed Allocation Fund’s Prospectus) dated October 1, 2015, as supplemented:

Financial Intermediary Accounts where neither the investor nor the intermediary will receive, from the Funds or their affiliates, any commission payments, account servicing fees, recordkeeping fees, 12b-1 fees, sub-transfer agency fees, so-called “finder’s fees,” administration fees or similar fees with respect to Institutional Class shares are not subject to initial purchase or subsequent investment minimums. Employee benefit plans, fee-based managed account programs (“wrap accounts”), state sponsored 529 college savings plans, collective trust funds, investment companies or other pooled investment vehicles, thrifts, bank and trust companies that have entered into agreements to offer Institutional Class shares held in omnibus accounts on the books of the Funds are also exempt from initial and subsequent investment minimums.

Effective immediately, the following two sentences are hereby added to the end of the “Institutional Class shares” bullet point in the sub-section entitled “Account Minimums” of the sub-section entitled “Share class eligibility” of the section entitled “Your account: purchasing, redeeming or exchanging shares” of the Managed Allocation Fund’s Prospectus dated October 1, 2015, as supplemented:

Financial Intermediary Accounts where neither the investor nor the intermediary will receive, from the Funds or their affiliates, any commission payments, account servicing fees, recordkeeping fees, 12b-1 fees, sub-transfer agency fees, so-called “finder’s fees,” administration fees or similar fees with respect to Institutional Class shares are not subject to initial purchase or subsequent investment minimums. Employee benefit plans, fee-based managed account programs (“wrap accounts”), state sponsored 529 college savings plans, collective trust funds, investment companies or other pooled investment vehicles, thrifts, bank and trust companies that have entered into agreements to offer Institutional Class shares held in omnibus accounts on the books of the Fund are also exempt from initial and subsequent investment minimums.

Global definitional change

Effective immediately, the capitalized terms “Benefit Plan Accounts” (with respect to the Advisor Class shares) and “Benefit Plans” (with respect to all other share classes), as used throughout the Funds’ Prospectuses, are hereby globally replaced in their entirety throughout such Prospectuses with the capitalized term “Employee Benefit Plans.”

A15512 (8/16)

TIAA-CREF FUNDS: FUNDS-OF-FUNDS
TIAA-CREF LIFECYCLE FUNDS
TIAA-CREF LIFECYCLE INDEX FUNDS
TIAA-CREF LIFESTYLE FUNDS
TIAA-CREF MANAGED ALLOCATION FUND

(series of the TIAA-CREF FUNDS)

SUPPLEMENT NO. 5

dated August 1, 2016

to the Statements of Additional Information (“SAI”)

dated October 1, 2015 and December 4, 2015,

as supplemented through June 16, 2016

Effective immediately, the following paragraph is hereby added as a new final paragraph of the sub-section entitled “Investment in Europe” of the sub-section entitled “Foreign investments” of the section entitled “Investment objectives, policies and restrictions” set forth beginning on page 21 of the SAI.

In a June 2016 referendum, citizens of the United Kingdom (“UK”) voted to leave the EU. It is expected that the UK will formally withdraw from the EU in due course, and that the process may take up to two years once formally initiated; however, there is a significant degree of uncertainty about how negotiations relating to the UK’s withdrawal will be conducted, as well as the potential consequences and precise time frame. During this period and beyond, the impact on the UK and European economies and the broader global economy could be significant, resulting in negative impacts, such as increased volatility and illiquidity, potentially lower economic growth and decreased asset valuations. The UK vote to leave the EU may have a destabilizing impact on the EU to the extent other member states similarly seek to withdraw from the union. It may also have a negative impact on the economy and currency of the UK as a result of anticipated or actual changes to the UK’s economic and political relations with the EU. Any or all of these challenges may affect the value of an Underlying Fund’s investments economically tied to the UK or EU.

Phillip G. Goff no longer serves as an officer of the TIAA-CREF Funds. The following entry hereby replaces in its entirety the entry for Phillip G. Goff found in Supplement No. 4 to the SAI.

Name, Address and Year of Birth (“YOB”)	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Glenn Brightman TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1972	Principal Financial Officer, Principal Accounting Officer and Treasurer	One-year term. Principal Financial Officer, Principal Accounting Officer and Treasurer since 2016.	Senior Vice President, Chief Financial Officer of TIAA Global Asset Management. Treasurer of CREF; Chief Financial Officer, Principal Accounting Officer and Treasurer of TIAA Separate Account VA-1; Principal Financial Officer, Principal Accounting Officer and Treasurer of the TIAA-CREF Funds and TIAA-CREF Life Funds.

A15517 (8/16)